Discontinued Operations	9 Months Ended
Sep. 30, 2011
Discontinued Operations

(6) Discontinued Operations

DuBois Chemicals

On September 26, 2008, Diversey and JohnsonDiversey Canada, Inc., a wholly-owned subsidiary of Diversey, sold substantially all of the assets of DuBois Chemicals (“DuBois”) to DuBois Chemicals, Inc. and DuBois Chemicals Canada, Inc., subsidiaries of The Riverside Company (collectively, “Riverside”), for approximately $69,700, of which, $5,000 was escrowed subject to meeting certain fiscal year 2009 performance measures and $1,000 was escrowed subject to resolution of certain environmental representations by Diversey. The purchase price is also subject to certain post-closing adjustments that are based on net working capital targets. Diversey and Riverside finalized the performance related adjustments during the second quarter of 2010 which did not require any purchase price adjustments.

DuBois is a North American-based manufacturer and marketer of specialty chemicals, control systems and related services primarily for use by industrial manufacturers. DuBois was a non-core asset of Diversey and a component of the North American operating segment. The sale resulted in a gain of approximately $14,774 ($6,211 after tax) being recorded in the fiscal year ended December 31, 2008, net of related costs. During the fiscal year ended December 31, 2009, Diversey reduced the gain by $900 ($641 after tax) as a result of additional one-time costs and pension-related settlement charges, partially offset by proceeds from the environmental escrow. During the fiscal year ended December 31, 2010, Diversey reduced the gain by $91 ($91 after tax loss) as a result of additional one-time costs and pension-related settlement charges. Any additional post-closing adjustments are not anticipated to be significant.

Net sales from discontinued operations relating to DuBois were $72,134 which includes $7,193 of intercompany sales for the fiscal year ended December 31, 2008.

Income from discontinued operations relating to DuBois was comprised of the following:

	Fiscal Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008
Income from discontinued operations before taxes and gain from sale	$—	$—	$6,630
Tax provision on income from discontinued operations	—	—	(2,476)
Gain (loss) on sale of discontinued operations before taxes	(91)	(900)	14,774
Tax benefit (provision) on gain (loss) from sale of discontinued operations	—	259	(8,563)

Income (loss) from discontinued operations	$(91)	$(641)	$10,365

The asset purchase agreement relating to the DuBois disposition refers to ancillary agreements governing certain relationships between the parties, including a distribution agreement and supply agreement, each of which is not considered material to Diversey’s consolidated financial results.

Polymer Business

On June 30, 2006, Johnson Polymer, LLC (“Johnson Polymer”) and JohnsonDiversey Holdings II B.V. (“Holdings II”), an indirectly owned subsidiary of Diversey, completed the sale of substantially all of the assets of Johnson Polymer, certain of the equity interests in, or assets of, certain Johnson Polymer subsidiaries and all of the equity interests owned by Holdings II in Johnson Polymer B.V. (collectively, the “Polymer Business”) to BASF Aktiengesellschaft (“BASF”) for approximately $470,000 plus an additional $8,119 in connection with the parties' estimate of purchase price adjustments that are based upon the closing net asset value of the Polymer Business. Further, BASF paid Diversey $1,500 for the option to extend the tolling agreement (described below) by up to six months. In December 2006, the Company and BASF finalized purchase price adjustments related to the net asset value and Diversey received an additional $4,062.

The Polymer Business developed, manufactured, and sold specialty polymers for use in the industrial print and packaging industry, industrial paint and coatings industry, and industrial plastics industry. The Polymer Business was a non-core asset of Diversey and had been reported as a separate operating segment. The sale resulted in a gain of approximately $352,907 ($256,693 after tax), net of related costs.

Diversey recorded additional closing costs, reducing the gain by $192 ($226 after tax loss), during the fiscal year ended December 31, 2008. During the fiscal year ended December 31, 2009, Diversey recorded certain pension-related adjustments and additional closing costs, reducing the gain by $239 ($246 after tax loss). During the fiscal year ended December 31, 2010, Diversey recorded certain pension-related adjustments and additional closing costs, reducing the gain by $751 ($751 after tax loss). Any additional post-closing adjustments are not anticipated to be significant.

The asset and equity purchase agreement relating to the disposition of the Polymer Business refers to ancillary agreements governing certain relationships between the parties, including a supply agreement and tolling agreement, each of which is not considered material to the Company’s consolidated financial results.

Supply Agreement

A ten-year global agreement provides for the supply of polymer products to Diversey by BASF. Unless either party provides notice of its intent not to renew at least three years prior to the expiration of the ten-year term, the term of the agreement will extend for an additional five years. The agreement requires that Diversey purchase a specified percentage of related products from BASF during the term of the agreement. Subject to certain adjustments, Diversey has a minimum volume commitment during each of the first five years of the agreement.

Tolling Agreement

A three-year agreement provided for the toll manufacture of polymer products by the Company, at its manufacturing facility in Sturtevant, Wisconsin, for BASF. The agreement, after a nine month extension, terminated on March 2010. The agreement specified product pricing and provides BASF the right to purchase certain equipment retained by the Company.

In association with the tolling agreement, the Company agreed to pay $11,400 in compensation to SCJ, a related party, primarily related to pre-payments and the right to extend terms on the lease agreement at the Sturtevant, Wisconsin manufacturing location. The Company amortized $9,200 of the payment into the results of the tolling operation over the term of the tolling agreement, with the remainder recorded as a reduction of the gain on discontinued operations.

The Company considered its continuing involvement with the Polymer Business, including the supply agreement and tolling agreement, concluding that neither the related cash inflows nor cash outflows were direct, due to the relative insignificance of the continuing operations to the disposed business.

Income from discontinued operations relating to the Polymer Business was comprised of the following:

	Fiscal Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008
Loss on sale of discontinued operations before taxes	$(751)	$(239)	$(192)
Tax benefit on loss from sale of discontinued operations	—	(7)	(34)
Income (loss) from tolling operations	(9,519)	(1,094)	477
Tax benefit (provision) on income (loss) from tolling operations	—	8	(200)

Income (loss) from discontinued operations	$(10,270)	$(1,332)	$51